Capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Schedule of Reserves Within Equity

(CHF in millions)	12/31/2023	12/31/2022

Share premium	756.9	756.9
Legal reserves	42.3	33.8
Equity transaction costs	(8.7)	(8.7)
Tax impact on equity transaction costs	1.3	1.3
Share-based compensation	349.1	321.8
Capital reserves	1,140.8	1,105.1
Exchange differences	(8.1)	(1.0)
Actuarial gains and losses	(2.1)	1.3
Taxes on actuarial gains and losses	0.4	(0.2)
Other reserves	(9.8)	—